As filed with the Securities and Exchange Commission
                               on October 6, 2000

                               File No. 333-31746

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                       Pre-Effective Amendment No. __ [ ]
                       Post-Effective Amendment No. 2 [X]

                           --------------------------

                             SCUDDER MUNICIPAL TRUST
               (Exact Name of Registrant as Specified in Charter)

                             Two International Place
                              Boston, MA 02110-4103
               (Address of Principal Executive Offices) (Zip Code)

                                 (617) 295-1000
                  (Registrant's Area Code and Telephone Number)

                                  John Millette
                        Scudder Kemper Investments, Inc.
                             Two International Place
                              Boston, MA 02110-4103
                     (Name and Address of Agent for Service)

                                 with copies to:

Caroline Pearson, Esq.                              Sheldon A. Jones, Esq.
Scudder Kemper Investments, Inc.                    Dechert Price & Rhoads
Two International Place                             Ten Post Office Square -
South Boston, MA 02110-4103                         Boston, MA 02109-4603

                           --------------------------

                  Approximate Date of Proposed Public Offering:
  It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

                      Title of Securities Being Registered:
            Shares of Beneficial Interest ($.01 par value per share)
         of Scudder Managed Municipal Bonds, a series of the Registrant

No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                           ---------------------------

         This Post-Effective Amendment No. 2 (the "Amendment") of this Registration Statement on Form N-14, as amended (the "Registration Statement"), is being filed solely for the purpose of adding the enclosed exhibits to this Registration Statement. Parts A, B, and C of the Registration Statement are incorporated by reference into this Amendment from the filing with the Securities and Exchange Commission of (1) for Parts A and B, the filing on Form 497 of Parts A and B of the Registration Statement on April 25, 2000; and (2) for Part C, Pre-Effective Amendment No. 1 to the Registration Statement on March 29, 2000, except for (a) Part 12 of Item 16 of Part C of the Registration Statement; and (b) Part 16 of Item 16 of Part C of the Registration Statement, each of which is amended as shown below.

                                     PART C

                                OTHER INFORMATION

Item 16. EXHIBITS

         12. Opinion and consent of Willkie Farr & Gallagher supporting the tax matters and consequences to shareholders discussed in the prospectus is filed herewith pursuant to the undertaking made in Item 17(3) of Pre-Effective Amendment No. 1 to the Registration Statement that the final tax opinion be filed as a post-effective amendment to the Registration Statement.

         16.  Powers of attorney are filed herewith.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Amendment to the Registration Statement on Form N-14 has been signed on behalf of the Registrant, by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on October 6, 2000.

                                    Scudder Municipal Trust
                                    By:  /s/ Linda C. Coughlin,
                                             Linda C. Coughlin, President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated.

Signature                                   Title                               Date

/s/ Linda C. Coughlin                       Chairman and Trustee                October 6, 2000
Linda C. Coughlin

/s/ Henry P. Becton, Jr.*                   Trustee                             October 6, 2000
Henry P. Becton, Jr.

/s/ Dawn-Marie Driscoll*                    Trustee                             October 6, 2000
Dawn-Marie Driscoll

/s/ Edgar R. Fiedler*                       Trustee                             October 6, 2000
Edgar R. Fiedler

/s/ Keith R. Fox*                           Trustee                             October 6, 2000
Keith Fox

/s/ Joan E. Spero*                          Trustee                             October 6, 2000
Joan E. Spero

/s/ Jean Gleason Stromberg*                 Trustee                             October 6, 2000
Jean Gleason Stromberg

/s/ Jean C. Temple*                         Trustee                             October 6, 2000
Jean C. Temple

/s/ Steven Zaleznick*                       Trustee                             October 6, 2000
Steven Zaleznick

/s/ John R. Hebble                          Treasurer                           October 6, 2000
John R. Hebble

*By:     /s/ John Millette
         John Millette
         Attorney-in-Fact
         October 6, 2000


* Executed pursuant to powers of attorney filed herewith as Exhibit 16 to this Part C.